BUSINESS ACQUISITION (Details Narrative) ¥ in Thousands						1 Months Ended	12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 22, 2021 CNY (¥) shares	Dec. 08, 2021 CNY (¥) shares	Mar. 22, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Combination [Line Items]
Impairment of intangible assets finite lived										¥ 28,011
Goodwill, Impairment Loss										107,407
Business combination cash consideration total									8,915	116,396
Trademarks [Member]
Business Combination [Line Items]
Business acquisition, amortization period of intangible assets acquired							10 years	10 years
EliteCRM [Member]
Business Combination [Line Items]
Business acquisition date of acquisition agreement					Mar. 10, 2021
Business combination cash consideration					¥ 180,000
Business acquisition, effective date of acquisition				Mar. 22, 2021
Impairment of intangible assets finite lived										8,691
Goodwill, Impairment Loss										10,107
Business combination cash consideration total				¥ 180,000
EliteCRM [Member] | Trademarks [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired				¥ 4,632
Business acquisition, amortization period of intangible assets acquired				8 years
EliteCRM [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired				¥ 85
Business acquisition, amortization period of intangible assets acquired				2 years
EliteCRM [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired				¥ 15,000
Business acquisition, amortization period of intangible assets acquired				10 years
EliteCRM [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired				¥ 4,588
Business acquisition, amortization period of intangible assets acquired				6 years
Zhuge Inc [Member]
Business Combination [Line Items]
Business acquisition date of acquisition agreement			Dec. 08, 2021
Business combination cash consideration			¥ 93,500						93,500
Impairment of intangible assets finite lived										15,002
Goodwill, Impairment Loss										57,271
Business acquisition percentage of voting interests acquired			100.00%
Ordinary shares issued in business acquisition | shares		30,463	30,463
Business combination cash consideration total		¥ 93,511
Zhuge Inc [Member] | Trademarks [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 2,840									¥ 2,840
Business acquisition, amortization period of intangible assets acquired		10 years
Zhuge Inc [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 720									720
Business acquisition, amortization period of intangible assets acquired		4 years
Zhuge Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 6,400									6,400
Business acquisition, amortization period of intangible assets acquired		7 years
Zhuge Inc [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 8,560									¥ 8,560
Business acquisition, amortization period of intangible assets acquired		4 years
Molun SCRM [Member]
Business Combination [Line Items]
Business acquisition date of acquisition agreement	Jan. 26, 2022
Impairment of intangible assets finite lived										4,318
Goodwill, Impairment Loss										40,029
Business combination cash consideration total	¥ 31,800					¥ 31,800				¥ 31,800
Molun SCRM [Member] | Trademarks [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired						¥ 1,000
Business acquisition, amortization period of intangible assets acquired						10 years
Molun SCRM [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired						¥ 3,730
Business acquisition, amortization period of intangible assets acquired						9 years
Molun SCRM [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Business acquisition, fair values of intangible assets acquired						¥ 100
Business acquisition, amortization period of intangible assets acquired						1 year